Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HOLLAND SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Jan. 28, 2015
Holland Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	A SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The objective of the Holland Balanced Fund (the “Fund”) is to provide a high total investment return.
Expense [Heading]	rr_ExpenseHeading	Fee and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows, whether or not you redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective through a combined portfolio of equities such as corporate common stocks, and investment grade fixed-income securities such as U.S. Government securities and treasury inflation-protected securities (“TIPS”). The total investment return is a combination of, among other things, 1) income from interest and dividends on securities owned by the Fund, and 2) capital gains and losses on securities owned by the Fund. In seeking this objective, Holland & Company, LLC, the Fund’s investment adviser (the “Adviser”), gives consideration to risk and volatility. Under ordinary market conditions, the Fund will invest at least 50% of its total assets in equity securities, at least 25% of its total assets in investment grade fixed-income securities, and may invest up to 25% of its total assets in high-quality money market securities. However, the Adviser has discretion to determine the proportion of the Fund’s portfolio that will be invested in equities and fixed-income securities at any given time depending on the Adviser’s perception of existing and anticipated market and economic conditions. The Adviser seeks to identify securities that it believes have been fundamentally mispriced by the market and which have relatively low inherent investment risk.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	When you redeem your shares of the Fund, they could be worth less than what you paid for them and you could lose money.

The Fund is subject to the following principal risks:
  Stock Market Volatility:    Stock and bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, factors related to a specific issuer or industry and, with respect to bond prices, changing market perceptions of the risk of default and changes in government intervention. These developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.
  Risks of Investing in Fixed-Income Securities:    In addition to the foregoing, investments in fixed-income securities are subject to several significant risks. These include:
  Interest Rate Risk.    Interest rate increases can cause the price of a debt security to decrease. In addition, if a security is prepaid in a period of falling interest rates, the Fund may have to reinvest the proceeds in lower-yielding investments. Interest rate risk is generally greater in the case of securities with longer durations and in the case of portfolios of securities with longer average durations.
  Income Risk.    To the extent the Fund’s income is based on short-term interest rates, which may fluctuate over short periods of time, income received by the Fund may decrease as a result of a decline in interest rates.
  Credit Risk.    The ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal on the security will affect the value of the security.
  Dependence on a Certain Individual:    Michael Holland is primarily responsible for the day-to-day management of the Fund’s portfolio. The loss of Michael Holland’s services (due to termination of employment, death, disability or otherwise) could adversely affect the conduct of the Fund’s business and its prospects for the future. There can be no assurance that a suitable replacement for Michael Holland could be found.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you redeem your shares of the Fund, they could be worth less than what you paid for them and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Performance and Volatility
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows the performance of the Fund during the last ten years. The chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The information in the table gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with the Standard & Poor’s 500 Index and an average of the performance of similar funds and other indices over various periods of time. Please keep in mind that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thehollandfund.com or by calling 1-800-30-HOLLAND.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the performance of the Fund during the last ten years. The chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The information in the table gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with the Standard & Poor’s 500 Index and an average of the performance of similar funds and other indices over various periods of time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-30-HOLLAND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thehollandfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART Total Return for the Period Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 10.01% (quarter ended September 30, 2009) and the lowest return for a quarter was (14.87)% (quarter ended December 31, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Performance Comparison Table Average Annual Total Return (for the period ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Fund’s after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Additionally, actual after-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns shown below are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Additionally, actual after-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns shown below are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns
Holland Balanced Fund | Holland Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
1 Year	rr_ExpenseExampleYear01	196
3 Years	rr_ExpenseExampleYear03	606
5 Years	rr_ExpenseExampleYear05	1,042
10 Years	rr_ExpenseExampleYear10	2,254
2005	rr_AnnualReturn2005	1.80%	[1]
2006	rr_AnnualReturn2006	11.59%	[1]
2007	rr_AnnualReturn2007	5.66%	[1]
2008	rr_AnnualReturn2008	(20.36%)	[1]
2009	rr_AnnualReturn2009	17.76%	[1]
2010	rr_AnnualReturn2010	7.20%	[1]
2011	rr_AnnualReturn2011	3.85%	[1]
2012	rr_AnnualReturn2012	10.67%	[1]
2013	rr_AnnualReturn2013	23.14%	[1]
2014	rr_AnnualReturn2014	7.99%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	fiscal quarter ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.87%)
Past 1 Year	rr_AverageAnnualReturnYear01	7.99%
Past 5 Years	rr_AverageAnnualReturnYear05	10.38%
Past 10 Years	rr_AverageAnnualReturnYear10	6.31%
Since Inception	rr_AverageAnnualReturnSinceInception	6.49%
Holland Balanced Fund | Return After Taxes on Distributions | Holland Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.77%
Past 5 Years	rr_AverageAnnualReturnYear05	9.60%
Past 10 Years	rr_AverageAnnualReturnYear10	5.53%
Since Inception	rr_AverageAnnualReturnSinceInception	5.74%
Holland Balanced Fund | Return After Taxes on Distributions and Sale of Fund Shares | Holland Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.54%
Past 5 Years	rr_AverageAnnualReturnYear05	8.26%
Past 10 Years	rr_AverageAnnualReturnYear10	4.98%
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Holland Balanced Fund | Lipper Balanced Fund Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.21%
Past 5 Years	rr_AverageAnnualReturnYear05	9.51%
Past 10 Years	rr_AverageAnnualReturnYear10	6.01%
Since Inception	rr_AverageAnnualReturnSinceInception	6.91%
Holland Balanced Fund | Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.98%
Past 5 Years	rr_AverageAnnualReturnYear05	12.57%
Past 10 Years	rr_AverageAnnualReturnYear10	5.14%
Since Inception	rr_AverageAnnualReturnSinceInception	6.60%
Holland Balanced Fund | 90 Day U.S. Treasury Bill (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.02%
Past 5 Years	rr_AverageAnnualReturnYear05	0.06%
Past 10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	2.52%

[1]	The Fund's fiscal year end is September 30. For the fiscal quarter ended December 31, 2014, the Fund returned 2.46%.